Note 10 - Fair Value of Company's Investments (Details) - Fair Value, Measurements, Nonrecurring [Member]	Sep. 30, 2016 USD ($)
Fair Value, Inputs, Level 1 [Member]
Investment in joint venture
Fair Value, Inputs, Level 2 [Member]
Investment in joint venture
Fair Value, Inputs, Level 3 [Member]
Investment in joint venture	1,105,381
Investment in joint venture